Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
Note 12:	Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

The Bank is subject to restrictions on the amount of dividends it may declare without the prior approval of the TDFI.  Under Tennessee law, the amount of dividends that may be paid in any year is limited to that year's net income, combined with the retained net income of the preceding two years.  As of January 1, 2012,  the Bank would have the ability to pay $2,055 in dividends to the Company, without regulatory approval.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum capital amounts and ratios (set forth in the table below).  Management believes, as of December 31, 2011 and 2010, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011 and 2010, the most recent notification from the regulatory agencies categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table.  There are no conditions or events since that notification that management believes have changed the Bank's category.

The Bank's actual capital amounts and ratios are presented in the table.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2011
Total risk-based capital	$53,238	19.03%	$22,386	8.00%	$27,983	10.00%
(to risk-weighted assets)
Tier I capital	50,447	17.96	11,193	4.00	16,790	6.00
(to risk-weighted assets)
Tier I capital	50,447	13.88	14,534	4.00	18,167	5.00
(to adjusted total assets)
Tangible capital	50,447	13.88	5,450	1.50	N/A	N/A
(to adjusted tangible assets)

As of December 31, 2010
Total risk-based capital	$50,243	19.24%	$20,890	8.00%	$26,112	10.00%
(to risk-weighted assets)
Tier I capital	47,568	18.20	10,445	4.00	15,667	6.00
(to risk-weighted assets)
Tier I capital	47,568	13.89	13,701	4.00	17,127	5.00
(to adjusted total assets)
Tangible capital	47,568	13.89	5,138	1.50	N/A	N/A
(to adjusted tangible assets)

Below is a reconciliation of GAAP and regulatory capital amounts:

	December 31,
	2011	2010

Total equity per the Bank financial statements	$53,210	$50,142
Unrealized gains on available-for-sale securities included in accumulated other comprehensive income	(2,763)	(2,574)
Tier 1 capital	50,447	47,568
Allowance for loan losses includable in Tier 2 capital	3,501	3,264
Equity investments and other assets required to be deducted	(710)	(589)
Total risk-based capital	$53,238	$50,243